Financial Liabilities	12 Months Ended
Dec. 31, 2025
Financial Liabilities [Abstract]
FINANCIAL LIABILITIES
NOTE 17 –	FINANCIAL LIABILITIES

a.	The maturity profile of lease liabilities and liabilities for government grants:

As of December 31, 2025:

	First year	Second year	Third year	Fourth year	Fifth year	Sixth year and onwards	Total
	USD in thousands
Lease liabilities	1,156	569	139	-	-	-	1,864
Liabilities for government grants	288	43	39	36	32	119	557
Total	$1,444	$612	$178	$36	$32	$119	$2,421

b.	Convertible loans

1.	Shayna Loans

On each of February 23, 2023, June 11, 2023 and July 7, 2023, the Company entered into Convertible Loan Agreements (together the “Shayna Loan Agreements”) with Shayna LP, a Cayman Islands company (“Shayna”), in the amounts of NIS 10 million (approximately $2.8 million), NIS 5 million (approximately $1.4 million) and NIS 1.85 million (approximately $500,000) respectively (each a “Shayna Loan” and, together, the “Shayna Loans”). The Shayna Loans were subsequently amended in 2024 pursuant to a series of agreements with Shayna and Akina Holding Limited (“Akina”), which assigned most of Shayna’s rights to Akina and established new conversion and warrant terms. All original interest, conversion, and warrant provisions under the Shayna Loan Agreements were superseded by the 2024 amendments.

The Shayna Loans were amended in March–May 2024 through a series of agreements with Shayna and Akina. On March 31, 2024, the Company entered into the first amendment with Shayna and Akina, pursuant to which Shayna and Akina are entitled to convert the Shayna Loans into a total of 34 ordinary shares, based on an agreed USD/NIS exchange rate of NIS 3.65 and a conversion price of $135,000.00 per share. Under this amendment, Akina will receive 25 ordinary shares, while Shayna will receive 8 ordinary shares. Additionally, warrants have been issued for the purchase of the same number of ordinary shares at an exercise price of $135,000 per share, with Akina entitled to 25 ordinary shares and Shayna entitled to 8 ordinary shares. Furthermore, a customary clause limits the beneficial ownership of both Shayna and Akina to 4.99% of the Company’s outstanding ordinary shares.

On April 18, 2024, the Company entered into the second amendment with Shayna and Akina, pursuant to which if Akina defaults on its payment installments to Shayna, Shayna will have the right to assume all of Akina’s conversion rights under the Shayna Loan Agreements.

On May 9, 2024, the Company entered into the third amendment with Shayna and Akina, pursuant to which a cash payment of $1,150,800 for Shayna’s consulting services under the Convertible Loan Agreements was converted into 8 ordinary shares of the Company, calculated at a price of $135,000 per share. Additionally, Shayna was issued a warrant to purchase 8 ordinary shares of the Company at an exercise price of $120,000 per share, with an exercise period of six months.

During 2024, Akina converted the loan under the Convertible Loan Agreements into ordinary shares of the Company, pursuant to which conversions the Company issued 35 ordinary shares and exercised the warrant and purchased 29 ordinary shares of the Company at an exercise price of $135,000. In addition, Shayna exercised the warrant and purchased 8 ordinary shares of the Company at an exercise price of $120,000.

2.	Alliance Global Partners

On February 26, 2023, the Company entered into two convertible notes agreements with Alliance Global Partners (“AGP”), the representative of the underwriters in RNER’s IPO and a stockholder of RNER, and another vendor involved in the Reverse Recapitalization (the “Vendor”). Pursuant to the convertible notes’ agreements, AGP and the Vendor purchased an aggregate principal amount of $5,219 thousand and $349 thousand of convertible notes, respectively. Each convertible note will bear interest at a rate of 6% per annum, has a maturity date of March 1, 2024, and will be optionally convertible for Company ordinary shares, at any time prior to the convertible notes being paid in full.

On November 22, 2024, the Company and AGP entered into an amended and restated convertible note agreement (the “Amended Note”), which contemplates that AGP will convert $250 thousand of the principal amount in each of seven 30-day periods, up to an aggregate amount of $1.8 million (but the first conversion can be in the amount of $320 thousand and final conversion $230 thousand). Upon each conversion, one-seventh of the excess debt above $1,800 thousand will be cancelled. Upon conversion of the full $1.8 million, the Amended Note will be extinguished. If an aggregate amount of $1.8 million is not converted by May 30, 2025, the terms of the Original Note will again apply, unless otherwise agreed by the parties. The Amended Note contains a conversion price equal to 93% of the prevailing market price, subject to a $ 60,000 floor. The floor price may be adjusted downward after three months if the market price falls below the floor price and does not subsequently increase above the floor price.

During the year ended December 31, 2023, the Company did not receive a conversion notice from AGP.

During the year ended December 31, 2024, AGP converted an aggregate amount of $1,070 thousand. which was allocated to two parts: until November 2024, an aggregate amount of $500 thousand which was converted into 4 ordinary shares, while the remaining amount of $570 thousand, which was subject to the November 2024 Amended Note, converted into 8 ordinary shares. During January and February 2025, AGP converted an aggregated amount of $500 thousand into 6 ordinary share.

On September 17, 2025, an accredited investor entered into a Note Purchase Agreement with AGP to purchase AGP’s note having a principal amount (plus accrued interest) of $2,248 thousand for a purchase price of $750 thousand.

3.	2023-2024 Investment by Accredited Investors

Between November 2023 and January 2024, the Company entered into Securities Purchase Agreements (the “First 2023-2024 Accredited Investor SPAs”) providing for the sale by the Company to certain accredited investors (the “First 2023-2024 Accredited Investors”), in unregistered private transactions, of convertible notes with an aggregate principal amount of $3,100 thousand (the “First 2023-2024 Accredited Investor Notes”), and warrants exercisable into one ordinary share for each ordinary share issuable to the Investors upon the conversion of the principal amount of the First 2023-2024 Accredited Investor Notes, assuming conversion on the respective issuance dates of the Notes (the “First 2023-2024 Accredited Investor Warrants”).

The aggregate principal amount of the First 2023-2024 Accredited Investor Notes was convertible into the Company’s ordinary shares at a rate of the lower of (i) $375,000 and (ii) the product of 75% multiplied by the arithmetic average of the volume-weighted average price of the ordinary shares in the five (5) trading days prior to the date of conversion, provided that such conversion rate would not be lower than $225,000. The First 2023-2024 Accredited Investor Notes did not bear interest and were repayable on the three-month anniversary of their issuance, subject to earlier conversion by the First 2023-2024 Accredited Investors. The First 2023-2024 Accredited Investors had the right to convert the First 2023-2024 Accredited Investor Notes, in whole or in part, at any time following their issuance.

The First 2023-2024 Accredited Investor Notes were subsequently fully converted by the First 2023-2024 Accredited Investors.

In February 2025, the Company and the First 2023-2024 Accredited Investors agreed to amend the terms of the First 2023-2024 Accredited Investor SPAs and the First 2023-2024 Accredited Investor Warrants. Pursuant to the amended terms, the exercise price of each of the First 2023-2024 Accredited Investor Warrants was changed to a unified exercise price of $150,000 per share and the Company issued to the First 2023-2024 Accredited Investors additional warrants exercisable into 11 ordinary shares at an exercise price of $150,000 per share and 9 ordinary shares.

4.	Second 2023-2024 Accredited Investor Financing Transaction

In March 2024, the Company entered into Securities Purchase Agreements (the “Second 2023-2024 Accredited Investor SPAs”) providing for the sale by the Company to certain accredited investors (the “Second 2023-2024 Accredited Investors” and together with the First 2023-2024 Accredited Investors, the “2023-2024 Accredited Investors”), in unregistered private transactions, of convertible notes with an aggregate principal amount of $550,000 (the “Second 2023-2024 Accredited Investor Notes”), and warrants exercisable into 1 ordinary share for each ordinary share issuable to the Investors upon the conversion of the principal amount of the Second 2023-2024 Accredited Investor Notes, assuming conversion on the respective issuance dates of the Notes (the “Second 2023-2024 Accredited Investor Warrants”).

The aggregate principal amount of the Second 2023-2024 Accredited Investor Notes is convertible into the Company’s ordinary shares at a rate equal to the arithmetic average of the volume-weighted average price of the ordinary shares in the five (5) trading days prior to the date of conversion, provided that such conversion rate would not be lower than $225,000. The Second 2023-2024 Accredited Investor Notes do not bear interest and are repayable on March 14, 2027, subject to earlier conversion by the Second 2023-2024 Accredited Investors. The Second 2023-2024 Accredited Investors have the right to convert the Second 2023-2024 Accredited Investor Notes, in whole or in part, at any time following their issuance.

Pursuant to the First 2023-2024 Accredited Investor SPAs, the Company issued First 2023-2024 Accredited Investor Warrants which are exercisable into 1 ordinary share. The First 2023-2024 Accredited Investor Warrants are exercisable until January 1, 2027, for an exercise price equal to the closing price of the ordinary shares as of the respective issuance dates of the First 2023-2024 Accredited Investor Warrants and have a weighted average exercise price of $3,495,000. Pursuant to the Second 2023-2024 Accredited Investor SPAs, we issued Second 2023-2024 Accredited Investor Warrants which were exercisable into 1 ordinary share. The Second 2023-2024 Accredited Investor Warrants were exercisable until September 14, 2025, for an exercise price of $225,000. The exercise of the 2023-2024 Accredited Investor Warrants will be limited to the extent that, upon their exercise, a 2023-2024 Accredited Investor and its affiliates would in the aggregate beneficially own more than 4.99% of our ordinary shares.

In February 2025, the Company and the First 2023-2024 Accredited Investors agreed to amend the terms of the First 2023-2024 Accredited Investor SPAs and the First 2023-2024 Accredited Investor Warrants. Pursuant to the amended terms, the exercise price of each of the First 2023-2024 Accredited Investor Warrants was changed to a unified exercise price of $150,000 per share and the Company also issued an additional warrant exercisable into 11 ordinary shares at an exercise price of $150,000 per share. In addition, the Company issued 9 ordinary shares to the First 2023-2024 Accredited Investors.

In addition, in February 2025, the Company and the Second 2023-2024 Accredited Investors agreed to amend the terms of the Second 2023-2024 Accredited Investor SPAs, the Second 2023-2024 Accredited Investor Notes and the Second 2023-2024 Accredited Investor Warrants. Pursuant to the amended terms, the exercise price of each of the First 2023-2024 Accredited Investor Warrants was changed to a unified exercise price of $172,500 per share, and the Company issued to the Second 2023-2024 Accredited Investors additional warrants exercisable into 11 ordinary shares at an exercise price of $150,000 per share, and the conversion price of each of the Second 2023-2024 Accredited Investor Notes was changed to a unified conversion price of $171,300 per share.

The Second 2023-2024 Accredited Investors were subsequently fully converted by the Second 2023-2024 Accredited Investors.

5.	March-November 2024 Financing and Restructure

In March-November 2024, the Company sold to an accredited investor (the “March-November 2024 Investor”), in a series of unregistered private transactions, notes (the “March-November 2024 Notes”) with an aggregate principal amount of $11,000 thousand, and warrants (the “March-November 2024 Warrants”) pursuant to a Securities Purchase Agreement entered into with the March-November 2024 Investor (the “March-November 2024 Purchase Agreement”). The Company’s acquisition of QPoint’s shares that were not held by the Company to complete ownership of 100% of QPoint shares was partially funded by proceeds the Company received pursuant to the March-November 2024 Purchase Agreement.

The loan amount under the March-November 2024 Notes was repayable by the Company on (a) November 29, 2024 with respect to $1,000 thousand of the principal amount and (b) with respect to the remaining $10,000 thousand, the earlier of (i) August 10, 2024 with respect to $4,000 thousand of the principal amount and September 24, 2024 with respect to $6,000 thousand of the principal amount, or (ii) five (5) business days following the closing of a financing in the Company of at least $25,000 thousand. The principal amount under the March-November 2024 Notes carries a variable interest rate based on the date of repayment as follows: (a) with respect to $8,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to May 12, 2024, 7%, (ii) for the principal amount repaid following May 12, 2024 and on or prior to June 12, 2024, a rate between 7% and 8.5% of such principal amount computed by adding to 7% the result obtained by multiplying 1.5 by the quotient of the number of days elapsed in such period until (and including) the repayment date divided by the number of days in such period, and (iii) for the principal amount repaid following June 12, 2024, 8.5% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following June 12, 2024 and ending on the repayment date; (b) with respect to $2,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to September 24, 2024, 10%, and (ii) for the principal amount repaid following September 24, 2024, 10% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following September 24, 2024 and ending on the repayment date; and (c) with respect to $2,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to November 29, 2024, 8.5% of such principal amount, and (ii) for the principal amount repaid following November 29, 2024, 8.5% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following November 29, 2024 and ending on the repayment date.

If the March-November 2024 Notes are not repaid prior to the applicable maturity date, the March-November 2024 Investor may convert the applicable portion of the outstanding loan amount into the Company’s ordinary shares at a rate equal to the arithmetic average of the closing price of the ordinary shares in the five (5) trading days prior to the date of conversion, provided that such conversion rate shall not be lower than $75,000. The loan amount is secured by a pledge on the shares of the QPoint group. Additionally, for so long as the loan amount under the March-November 2024 Notes is outstanding, the Company has undertaken to cause the QPoint group to adopt a dividend policy and designate dividend proceeds for the repayment of the loan amount.

The March-November 2024 Warrants issued under the March-November 2024 Purchase Agreement were exercisable as follows: (i) March-November 2024 Warrants exercisable into 29 ordinary shares were exercisable at an exercise price equal to $105,000 per share until March 12, 2027, (ii) March-November 2024 Warrants exercisable into 7 ordinary shares were exercisable at an exercise price equal to $75,000 per share until April 3, 2027, (iii) March-November 2024 Warrants exercisable into 13 ordinary shares were exercisable at an exercise price equal to $105,000 per share until June 26, 2027, (iv) March-November 2024 Warrants exercisable into 1 ordinary shares were exercisable at an exercise price equal to $75,000 per share until June 26, 2027, and (v) March-November 2024 Warrants exercisable into 10 ordinary shares were exercisable at an exercise price equal to $82,500 per share until June 26, 2027.

The conversion of the March-November 2024 Notes and the exercise of the March-November 2024 Warrants will be limited to the extent that, upon the conversion or exercise, the March-November 2024 Investor and its affiliates would in aggregate beneficially own more than 4.99% of the ordinary shares.

On February 17, 2025, the Company and the March-November 2024 Investor agreed to amend the terms of the March-November 2024 Notes and the March-November 2024 Warrants. Pursuant to the amended terms, the maturity date of each of the March-November 2024 Notes, having an aggregate principal amount of $11 million (plus accrued interest), was extended to August 16, 2025. Additionally, per the amendment terms, in the event the notes are not paid or converted in full by April 1, 2025, from and after April 1, 2025, the current interest rate of the notes will increase from 15% per annum to 20% per annum.

Pursuant to the amendment, the exercise price of each of the March-November 2024 Warrants was changed to a unified exercise price of NIS 266,550 (being the NIS equivalent of $75,000 per share based on the last published exchange rate published by the Bank of Israel on the date of the amendment) and the term of the March-November 2024 Warrants was extended to a unified end date of February 17, 2030. The Company also issued to the March-November 2024 Investor an additional warrant exercisable into 13 ordinary shares at an exercise price of $75,000 per share and a pre-funded warrant exercisable into 66 ordinary shares, in each case until February 17, 2030, and in each, the exercise of the new warrants will be limited to the extent that, upon the exercise of the new warrants, the March-November 2024 Investor would not beneficially own more than 4.99% of our outstanding ordinary shares.

Additionally, pursuant to the amended terms, the March-November 2024 Investor agreed to sell all or a signification portion of the notes to a third party who will convert the notes and attempt to sell the resulting conversion shares. The March-November 2024 Investor agreed by no later than April 2, 2025, to inform the Company in writing of the amount of proceeds the March-November 2024 Investor irrevocably received from the sale of such conversion shares by the third party, in which case the Company shall be deemed to have repaid the principal and accrued interest under the converted notes in the amount equal to the sale proceeds. In the event that the sale proceeds are lower than the aggregate principal and accrued interest under the converted notes thereon, the Company agreed to issue to the March-November 2024 Investor a convertible note in the principal amount equal to such shortfall amount (and if the sale proceeds (and any repayments from the Company) are less than $6.5 million, also the interest that would have accrued on the converted notes in accordance with their terms had they not been converted).

The new note would have an interest rate of 20% per annum, commencing retroactively from the date of conversion of the converted notes, and a maturity date of August 16, 2025, and otherwise the same terms and conditions as the converted notes. In the event that, at April 2, 2025, the March-November 2024 Investor holds unsold conversion shares, then warrants held by the March-November 2024 Investor will be exercised for an equivalent number of ordinary shares pursuant to the terms thereof and such conversion shares will be deemed to be issued pursuant to such exercise in lieu of the issuance of new ordinary shares.

On August 16, 2025, the Company entered into a Fifth Amendment to the Securities Purchase Agreement with the March-November 2024 Investor that: (i) extended the maturity date of all convertible notes of the Company in the aggregate principal amount of $11,000,000 for an additional six months from August 16, 2025 to February 16, 2026; (ii) implemented compound interest, whereby interest now accrues on previously accrued interest commencing from the amendment date; and (iii) facilitated the introduction of Seven Knots, LLC, which has undertaken to purchase the convertible notes from the March-November 2024 Investor, pursuant to a separate note purchase and assignment agreement dated August 20, 2025. The amendment maintains all other existing terms and conditions of the notes, including the Company’s obligation to repay the principal amount plus all accrued interest.

The debt restructuring of the June 2025 loan was treated as extinguishment as of the August 2025 transition date, resulting in finance expenses of $12,291,435.

On August 20, 2025, the March-November 2024 Investor entered into a Note Purchase and Assignment Agreement with Seven Knots, LLC for the sale of all outstanding convertible notes for a purchase price of $14,054,165, representing the principal amount plus accrued interest through August 31, 2025, with adjustments for additional interest thereafter. Seven Knots is required to purchase at least $6,000,000 of the notes within 60 days and the remaining balance within 90 days from the agreement date. If Seven Knots fails to meet these payment milestones, the Fifth Amendment automatically terminates. On August 18, 2025, prior to the purchase agreement, the March-November 2024 Investor converted $1,500,000 of the June 26, 2024 note at a conversion price of $45,000 per share, resulting in the issuance of 33 ordinary shares directly to Seven Knots, LLC. This conversion amount counts toward the initial $6,000,000 purchase requirement. Once Seven Knots completes the full purchase, the Company’s repayment obligations to the March-November 2024 Investor will be considered fully satisfied; however, these milestones were not met in full and therefore the Fifth Amendment automatically terminated, putting us in breach of the March-November 2024 Notes.

To compensate Seven Knots for its undertakings to Mr. Gottdiener in the note purchase and assignment agreement, we issued to the purchaser a convertible note in the principal amount of $1,500,000. The note bears no interest and matures on August 20, 2026 by way of conversion into ordinary shares. The note is also convertible, in whole or in part, at the option of the holder at any time. The conversion price is the lower of (i) $45,000and (ii) 95% of the lowest VWAP of the Ordinary Shares during the five consecutive trading day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, subject to the Nasdaq floor price. The holder is also entitled to redeem all or portion of the note in cash from the holder’s pro rata portion of 33% of the proceeds received by the Company pursuant to an equity line of credit or at-the-market offering, at a price of 110% of the amount being redeemed. The holder is subject to a beneficial ownership limitation of 4.99%.

On September 17, 2025, the Company entered into a Master Exchange Agreement (the “Exchange Agreement”) with the Exchange Accredited Investor, which undertook in August 2025 to purchase the convertible notes issued to the March-November 2024 Investor. On the same date, the Exchange Accredited Investor entered into a Note Purchase Agreement with AGP to purchase AGP’s note having a principal amount (plus accrued interest) of $2,248 thousand for a purchase price of $750 thousand. Pursuant to the Exchange Agreement, the Exchange Accredited Investor has the right to exchange all or a portion of its notes for new notes, which have substantially the same terms and conditions as the Amended Notes. After giving effect to applicable original issue discount, under the terms of the Exchange Agreement, up to $16,420 thousand aggregate principal amount of outstanding notes are exchangeable for up to $19,840 thousand aggregate principal amount of new notes under the Exchange Agreement. Astor has an option to purchase from the Exchange Accredited Investor, up to one-half of the new notes issued pursuant to the Exchange Agreement and Keystone has an option to purchase from the Exchange Accredited Investor, up to 25% of the new notes issued pursuant to the Exchange Agreement.

The note bears no interest and matures on the second anniversary from the issuance of each note. The note is also convertible, in whole or in part, at the option of the holder at any time. The conversion price of (i) $43,200 or (ii) 90% (or 80% in case of default) of the lowest VWAP of the Ordinary Shares during the twenty consecutive trading day period ending and including the trading day immediately preceding the delivery or deemed delivery of the applicable conversion notice, subject to the Nasdaq floor price. The holder is subject to a beneficial ownership limitation of 4.99%.

As of December 31, 2025, notes in the aggregate principal amount of $9,004 thousand have been exchanged under the Exchange Agreement for Amended Notes in the aggregate principal amount of $11,063 thousand.

As of December 31, 2025, a total amount of $6,662,682 was converted into 361 ordinary shares.

On June 4, 2026, the Company and the March-November 2024 Investor entered into a Sixth Amendment to the Securities Purchase Agreement. For more information, see Note 28.

6.	J.J. Astor Financing

In December 2024, the Company entered into a Loan Agreement with J.J. Astor & Co. (“Astor”) pursuant to which Astor agreed to loan the Company $2,200 thousand in consideration for a promissory note in the principal amount of $2,750 thousand (the “December 2024 Convertible Note”). After fees and expenses, the net proceeds of the loan were $2,087 thousand. The December 2024 Convertible Note is payable in 40 weekly installments of $68,750 each in cash or registered ordinary shares, at the Company’s election. The December 2024 Convertible Note will not accrue interest (unless there is an event of default).

The Company is entitled to prepay the December 2024 Convertible Note at any time, with declining discounts for prepayment within 30, 60 or 90 days. Upon an event of default, the outstanding principal amount will increase to 110% of the outstanding principal amount, plus interest thereon at the rate of 16% per annum. The December 2024 Convertible Note will be convertible by Astor following an event of default.

The conversion price of the December 2024 Convertible Note is 80% of the average of the four lowest VWAP prices for the 20 trading days prior to conversion but not lower than the 20% of the average of the four lowest VWAP prices for the 20 trading days prior to the closing date. To the extent that the conversion price is lower than such minimum price, the Company will be required to pay a make-whole payment.

One-half of the net proceeds of the amount the Company raises in any subsequent equity financing of less than $5 million will be required to be used to prepay the December 2024 Convertible Note, and all of larger equity financings will be required to be used to prepay the December 2024 Convertible Note.

The Company agreed to issue to Astor a five-year warrant to purchase 8 ordinary shares at an exercise price of $127,500 per share (the “December 2024 Warrant”), subject to adjustment in certain circumstances, including dilutive issuances. The Company undertook to register the shares issuable upon conversion of the December 2024 Convertible Note and upon exercise of December 2024 Warrant on our registration statement on Form F-1. If there is no such registration statement in effect, the holder of the December 2024 Warrant will be entitled to exercise on a cashless basis. On January 13, 2025, Astor assigned the December 2024 Warrant to Wolverine Flagship Fund Trading Limited, which now holds the rights under the December 2024 Warrant. The December 2024 Convertible Note and December 2024 Warrant are subject to a limitation that prohibits ownership of more than 4.99% our outstanding share capital at any time.

Each of the Company’s subsidiaries agreed to guarantee the December 2024 Convertible Note and the Company and each of its subsidiaries agreed to grant a subordinated pledge over its assets to secure the December 2024 Convertible Note, each to become effective following an event of default and receipt of consent from our senior lenders. Failure to obtain such consents will be deemed an event of default under the December 2024 Convertible Note.

On May 28, 2025, the Company amended the Loan Agreement with Astor to add an additional loan in the amount of $1,560 thousand, which was evidenced by a $1,854 thousand convertible promissory note payable in 40 weekly installments of $46 thousand each (the “May 2025 Convertible Note”). After fees and expenses, the net proceeds of this loan were approximately $1,478 thousand. The Company agreed that Astor would hold back $927 thousand from the proceeds to ensure the payment of weekly installments. The May 2025 Convertible Note matures on March 30, 2026, and has terms substantially similar to the December 2024 Convertible Note. The Company also issued to Astor a warrant to purchase 42 ordinary shares at $37,500 per share on terms substantially similar to the December 2024 Warrant. On July 16, 2025, Astor assigned the warrant to Wolverine Flagship Fund Trading Limited, which now holds the rights thereunder.

In connection with the issuance of the May 2025 Convertible Note, Astor agreed to waive the default under the December 2024 Convertible Note caused by the Company’s failure to pay some of the weekly installments. As a result of the default, the principal amount under the December 2024 Convertible Note was increased by 10%, the interest rate during the period in which the default was continuing was increased to 16% per year, compounded monthly, and the December 2024 Convertible Note became convertible at the option of the holder thereof.

As of the date of this Annual Report, the Company has paid an aggregated amount of $840,000 and Astor has converted the principal amount of $2,165,497 of the December 2024 Convertible Note into the Company’s ordinary shares, pursuant to which conversions the Company has issued 98 ordinary shares.

7.	Claymore Capital Financings

In August 2024, the Company entered into Securities Purchase Agreements with multiple private investors to raise gross proceeds of approximately $3.3 million in exchange for the issuance of convertible notes (the “August 2024 Notes”) with an aggregate principal amount of approximately $4,000 thousand and warrants to acquire an aggregate of approximately 313 ordinary shares of the Company. The August 2024 Notes are unsecured, have a term of two years and do not accrue interest. They are convertible into ordinary shares of the Company at any time at the option of the holder of each note at a price equal to the lower of $105,000.00 or the price per share of which the Company sells shares to a third party, but in no event less than $75,000. The August 2024 Warrants are exercisable for a period of three years at an exercise price of $150,000 per share. Claymore Capital PTY Ltd. (“Claymore”) served as the placement agent for this transaction and received a fee of approximately $233 thousand in cash and a warrant to purchase approximately 7 ordinary shares of the Company on terms substantially similar to the terms of the August 2024 Warrants. The Company entered into a consulting agreement with the placement agent for an initial period of three months, during which the placement agent was paid a fee of $15,000 per month.

In August 2024, Claymore agreed to extend a loan to the Company in the amount of $500 thousand with interest at the rate of 10% of the principal amount until it was subsequently repaid in August 2024. In November 2024, Claymore agreed to extend a loan of an additional $200 thousand with interest at the cumulative rate of 20% of the principal amount until it was subsequently repaid in December 2024. In November 2024, Claymore agreed to extend a loan of an additional $500,000 at the cumulative rate of 45% of the principal amount until it was subsequently repaid in February 2025.

In November and December 2024, Claymore and investors introduced by Claymore made follow-on investments on the terms of the August 2024 financing in the aggregate amount of $1,150,000 in exchange for convertible notes with an aggregate principal amount of $1,391,500 and warrants to purchase an aggregate of 10 ordinary shares. The convertible notes are unsecured, have a term of two years and do not accrue interest. They are convertible into ordinary shares of the Company at any time at the option of the holder of each note at a price of $150,000. The warrants to purchase an aggregate of 10 ordinary shares are exercisable for a period of three years at an exercise price of $107,145 per share. Claymore’s placement fees for the foregoing follow-on investments amounted to $77,000 in cash, 7 ordinary shares and a warrant to purchase 2 ordinary shares on the same terms of the investors’ warrants. The Company extended the consulting agreement with the placement agent for a period of 12 months, during which the placement agent will be paid a fee of $15,000 per month.

In December 2024, Claymore and investors introduced by Claymore loaned us an aggregate of $1,262,500 in exchange for notes with an aggregate principal amount of $1,402,778 and warrants to purchase an aggregate of 8 ordinary shares. The notes are unsecured, and do not accrue interest. However, in the event that the note has not been repaid by the maturity date, interest will accrue at a rate of 5% per month. The notes are repayable at the earlier of (i) the six-month anniversary of the issuance of the note or (ii) five business days following the closing of a financing of at least $10,000,000 or the sale of our QPoint subsidiary. If the notes are not repaid by the maturity date, they will be convertible at a conversion price of $75,000. The notes provide that if the notes are not repaid by March 31, 2025, the holders thereof will be entitled to receive collateral to secure the notes. The warrants to purchase an aggregate of 8 ordinary shares are exercisable for a period of three years at an exercise price of $75,000 per share. Claymore’s placement fees for the foregoing loan amounted to $77,875 in cash, and a warrant to purchase 8 ordinary shares on the same terms of the investors’ warrants.

In January and February 2025, Claymore and investors introduced by Claymore made follow-on investments on the terms of the August 2024 financing in the aggregate amount of $1,467,000 in exchange for convertible notes with an aggregate principal amount of $1,775,070 and warrants to purchase an aggregate of 13 ordinary shares.

The convertible notes are unsecured, have a term of two years and do not accrue interest. They are convertible into ordinary shares of the Company at any time at the option of the holder of each note at a price of $75,000. The warrants to purchase an aggregate of 13 ordinary shares are exercisable for a period of three years at an exercise price of $107,145 per share. Claymore’s placement fees for the foregoing follow-on investments amounted to $102,690 in cash, 9 ordinary shares and a warrant to purchase 3 ordinary shares on the same terms of the investors’ warrants.

In February 2025, Claymore agreed to extend a loan to the Company in the amount of $255,000 with interest at the rate of 19% of the principal amount and a maturity date of April 18, 2025. Claymore received pre-funded warrants to purchase 1 ordinary share as fees for the foregoing loan. Claymore agreed to extend the repayment of the loan until May 18, 2025, in exchange for an additional pre-funded warrant to purchase 1 ordinary share.

In March 2025, Claymore investors agreed to extend a loan to the Company with a principal amount of $200,000 and a face value of $300,000 until it was subsequently repaid in March 2025. Claymore received pre-funded warrant to purchase 1 ordinary share as fees for the foregoing loan.

In April 2025, Claymore made follow-on investments on the terms of the August 2024 financing in the aggregate amount of $928,000 in exchange for convertible notes with an aggregate principal amount of $1,122,880 and warrants to purchase an aggregate of 8 ordinary shares. The convertible notes are unsecured, have a term of two years and do not accrue interest. They are convertible into ordinary shares of the Company at any time at the option of the holder of each note at a price of $105,000, subject to adjustment in certain circumstances, including dilutive issuances, but no lower than $75,000. The warrants to purchase an aggregate of 8 ordinary shares are exercisable for a period of three years at an exercise price of $150,000 per share. In the event that the conversion price of the note is reduced, the exercise price of the warrant will be reduced proportionately. Claymore’s placement fees for the foregoing follow-on investments amounted to $64,960 in cash, pre-funded warrant to purchase 22 ordinary shares and a warrant to purchase 6 ordinary shares on the same terms of the investors’ warrants. The Company extended the consulting agreement with the placement agent for an additional period of 12 months, until October 31, 2026, during which the placement agent will be paid a fee of $20,000 per month.

In June 2025, we issued to Claymore a convertible note with a principal amount of $2,760,000 and a pre-funded warrant to purchase an aggregate of 20 ordinary shares in consideration for investments in multiple installments in the aggregate amount of $2,400,000. The convertible note is unsecured, has a term of five years, does not accrue interest and is not prepayable without consent of the holder. It is convertible into ordinary shares of the Company at any time at the option of the holder at a price of $45,000, subject to adjustment in certain circumstances, including dilutive issuances. In case of a default, the holder of the note will be entitled to receive collateral in the amount of the outstanding principal amount.

In July 2025, we issued a convertible note to an investor introduced by Claymore, with a principal amount of $1,150,000 in consideration for an investment of $1,000,000, on terms substantially similar to the note issued to Claymore in June 2025 described above. Claymore received pre-funded warrants to purchase 13 ordinary shares as fees for the foregoing loan.

In August 2025, we issued to Claymore a convertible note with a principal amount of $575,000 and a pre-funded warrant to purchase an aggregate of 6 ordinary shares in consideration of an agreement to invest an aggregate amount of $500,000. The convertible note is unsecured, has a term of five years, does not accrue interest and is not prepayable without consent of the holder. It is convertible into ordinary shares of the Company at any time at the option of the holder at a price of $45,000, subject to adjustment in certain circumstances, including dilutive issuances. In case of a default, the holder of the note will be entitled to receive collateral in the amount of the outstanding principal amount.

The conversion of the notes and warrants issued in the foregoing financings are limited to the extent that, upon conversion or exercise, the holder and its affiliates would in the aggregate beneficially own more than 4.99% of the Company’s outstanding ordinary shares. The Company has undertaken to register the resale of the ordinary shares underlying such notes and warrants on a registration statement with the SEC.

As of the date of this Annual Report, Claymore and several investors introduced by Claymore, converted an aggregate principal amount of $10.8 million of the notes issued to them into our ordinary shares, pursuant to which conversions we have issued 280 ordinary shares.

Additionally, in July 2025 and August 2025, we entered into subscription agreements with an investor, Oozi Cats, whose investment was arranged by Claymore, for the purchase of an aggregate of 32 ordinary shares at $45,000 per share, for total proceeds of $1.5 million. Specifically, 16 shares were purchased in July 2025 for $750,000 and 16 shares were purchased in August 2025 for $750,000. Mr. Cats is subject to a 5% beneficial ownership limitation. Concurrently with these investments, we issued pre-funded warrants to Claymore to purchase an aggregate of 37 ordinary shares (18 ordinary shares in July 2025 and 18 ordinary shares in August 2025). Both pre-funded warrant series expire five years from their respective issuance dates (or upon an exit transaction if earlier) and are subject to a 4.99% beneficial ownership limitation.

As of December 31, 2025, the accredited investor introduced by Claymore converted the principal amount of $500 thousand of the notes issued to him into ordinary shares, pursuant to which conversions the Company issued 33 ordinary shares. In addition, Claymore has exercised its prefunded warrants into 13 ordinary shares.

In August 2025, the Company issued Claymore a convertible note with a principal amount of $575 thousand and a prefunded warrant to purchase 6 ordinary shares in consideration for $500 thousand. The convertible note is unsecured, has a term of five years, does not accrue interest and is not prepayable without consent of the holder. It is convertible into ordinary shares of the Company at any time at the option of the holder at a price of $45,000 per share, subject to adjustment in certain circumstances, including dilutive issuances. In case of a default, the holder of the note will be entitled to receive collateral in aggregated amount equal to the outstanding principal amount.

As of December 31, 2025, Claymore exercised prefunded warrants into 6 ordinary shares.

In November 2025, the Company issued to Claymore 100 prefunded warrants in exchange for the cancellation of prior agreements with the Company regarding marketing services and a price adjustment to the convertible note issued to Claymore.

In November 2025, the Company entered into an amendment of a March 2025 loan with Claymore Capital and two investors who were introduced by Claymore, with respect to the March 2025 loan provided by the two investors. Pursuant to the amendment, the $140,000 loan was repaid through the issuance of 9 ordinary shares to the lenders.

The loans described above include conversion options. According to IAS 32, the conversion options are classified as financial liability, as the conversion rate does not comply with the fixed-to-fixed requirements since the conversion ratio to ordinary share is not fixed and depends on the share price of the Company.

The instrument as a whole constitutes a hybrid contract that include non-derivative host contract (“the loan”) and embedded derivative (the conversion option).

8.	Julestar Financing

On February 4, 2025, the Company entered into a Loan Agreement with Julestar LLC, a New York limited liability company (“Julestar”), pursuant to which Julestar loaned the Company $2,650 thousand in consideration for a promissory note in the principal amount of $3,118 thousand (the “Julestar Note”). The principal amount, and interest thereon, was required to be repaid in 40 weekly installments over the 10-month term of the loan. The Julestar Note accrued interest at a rate of 10% per annum. To secure the repayment of the Julestar Note, the Company undertook to grant a subordinated pledge over the shares of certain of its subsidiaries, subject to the consent of a senior lender within 60 days, however this consent was not obtained.

The Loan Agreement included the issuance of five-year warrants to purchase 35 ordinary shares, subject to downward adjustment in the number of underlying shares in the event of early repayment of the Note in full or upward adjustment in the event the Julestar Note is not repaid in full within 90 days of the issuance date. The exercise price of the warrants is $75,000 per share, subject to adjustment in certain circumstances, including dilutive issuances. The warrants are subject to a limitation that prohibits ownership of more than 4.99% of Company’s outstanding share capital at any time.

The Company undertook to register the shares issuable upon the exercise of the Julestar warrants with the Securities and Exchange Commission on a Form F-1 or Form F-3.

Since the Company did not repay the loan within 90 days, as of May 5, 2025, the Company amended the warrants to increase the number of shares issuable thereunder by an additional 113 shares at an exercise price of $75,000 per share, subject to adjustment in certain circumstances, including dilutive issuances. The Company repaid $1,300 thousand owing under the Julestar Note in 2025.

As a result of the issuance of the Julestar warrants, the exercise price of the warrant to purchase 35 ordinary shares issued in an earlier financing transaction on December 30, 2024 automatically decreased from $127,500 to $75,000 per share.

In June 2026, the Company repaid $1.35 million to Julestar.

9.	March 2025 Notes

On March 27, 2025, the Company completed the issuance of a series of notes (the “March 2025 Notes”) to certain investors, including Keystone Capital Partners, LLC as the lead investor (“Keystone” and collectively with the other investors, the “March 2025 Note Investors”), in an aggregate principal amount of $1,625,000 and original issue discount of $325,000, for an aggregate purchase price of $1,300,000. The March 2025 Notes originally matured on December 11, 2025, did not bear interest, and included a prepayment option at a premium of 125%. In addition, the Company was required to use the cash proceeds deriving from a financing in which it receives proceeds of at least $10 million to repay the March 2025 Notes.

The March 2025 Note Investors had the right to convert the principal amount into ordinary shares of the Company upon the occurrence of a subsequent equity financing pursuant to which the Company receives at least $5 million, subject to certain conditions.

The conversion of the March 2025 Notes was limited to the extent that, upon their conversion, a March 2025 Note Investor and its affiliates would in aggregate beneficially own more than 4.99% of the Company’s outstanding share capital at any time. The March 2025 Notes were exchanged with the June 2025 SPA, which thereafter were replaced with the August 2025 Financing described herein.

10.	ELOC Transaction

Concurrently with the investment by the March 2025 Note Investors described above, the Company entered into an Ordinary Shares Purchase Agreement (the “ELOC Purchase Agreement”) with Keystone, pursuant to which the Company has the right to sell to Keystone up to an aggregate of $50 million of newly issued ordinary shares (the “ELOC Shares”).

As consideration for Keystone’s commitment to purchase ELOC Shares upon the terms of and subject to satisfaction of the conditions set forth in the ELOC Purchase Agreement, the Company agreed to issue to Keystone a note in a principal amount of $1,000,000 and an additional commitment note on May 28, 2025, in the principal amount of $1,500,000, each of which does not bear interest and has a maturity date of December 11, 2025 and November 28, 2026, respectively (the “Commitment Notes”). The Commitment Note is due by way of conversion into the Company’s shares based on the closing share price of the Company’s shares on the date immediately prior to the maturity date, provided that in each case the applicable conversion price shall not be lower than twenty percent (20%) of the closing sale price of the Company’s shares on the issuance date of the Commitment Note. The Commitment Note can be converted prior to the maturity date by either the Company or Keystone at any time following the earlier of (i) the date on which the shares issuable upon conversion are registered under a registration statement filed with the SEC or (ii) September 11, 2025. In the event of a conversion prior to the maturity date, the number of Company shares to be issued upon the conversion of the Commitment Note will be based on the closing share price on the day prior to the issuance of the conversion notice provided that the closing sale price on the day prior to the issuance of the conversion notice is not lower than 10% as compared to the closing sale price on the date immediately prior thereto. The conversion of the Commitment Note will be limited to the extent that, upon its conversion, Keystone and its affiliates would in aggregate beneficially own more than 4.99% of the Company’s outstanding share capital at any time.

In addition, in connection with the ELOC Purchase Agreement, the Company and Keystone entered into a Registration Rights Agreement pursuant to which the Company undertook to register with the SEC the shares issuable upon conversion of the Commitment Note and the ELOC Shares that the Company has the right to sell to Keystone.

The Company does not have a right to commence any sales of ELOC Shares to Keystone under the ELOC Purchase Agreement before a registration statement of such shares is declared effective by the SEC and the final form of prospectus is filed with the SEC (the “Commencement Date”). Following such date, the Company will control the timing and amount of any sales of ELOC Shares to Keystone. Actual sales of shares of ELOC Shares to Keystone under the ELOC Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the ELOC Shares and determinations by the Company as to the appropriate sources of funding for the Company and its operations. The Company is obligated to use 33% proceeds from the sale of ELOC Shares to repay the principal amount under the March 2025 Notes.

As of December 31, 2025, an amount of $1,600,000 was converted into 107 shares.

Under the ELOC Purchase Agreement, on any business day on which the closing sale price of the Company’s shares is equal to or greater than $0.05 (the “Fixed Purchase Date”), the Company may direct Keystone to purchase shares (a “Fixed Purchase”) at a purchase price equal to 95% of the lesser of (i) the daily volume-weighted average price (the “VWAP”) of the Company’s shares for the five (5) trading days immediately preceding the applicable fixed purchase date and (ii) the lowest sale price on the applicable Fixed Purchase Date, provided, that Keystone’s committed obligation under any single Fixed Purchase shall not exceed $50,000.

In addition to Fixed Purchases, on any business day on which the Company has directed Keystone to purchase the maximum allowable Fixed Purchase amount, the Company may also direct Keystone to purchase additional shares on the trading day immediately following the purchase date for such Fixed Purchase (the “VWAP Purchase Date” and such purchase, a “VWAP Purchase”) at a purchase price equal to 90% of the lesser of (i) the closing sale price of the Company’s shares on the applicable VWAP Purchase Date and (ii) the VWAP during the period on the applicable VWAP Purchase Date beginning at the opening of trading and ending on the earlier of (1) close of trading, (2) the time at which the trading volume of the Company’s shares on Nasdaq has reached the number of shares to be sold in the VWAP Purchase divided by 30%, and (3) the time at which the sale price of the Company’s shares on Nasdaq is 75% of the closing sale price on the date on which the Company directs Keystone to make a VWAP Purchase (such period, the “VWAP Purchase Period”), provided, that Keystone’s committed obligation under any single VWAP Purchase shall not exceed the lesser of (a) 300% of the number of shares sold in the corresponding Fixed Purchase and (b) 30% of the trading volume of the VWAP Purchase Period.

In addition, on a VWAP Purchase Date, the Company may also direct Keystone to purchase on such day, an additional number of shares (an “Additional VWAP Purchase”) at a purchase price equal to 90% of the lesser of (i) the VWAP beginning at the completion of any prior VWAP Purchases and the last Additional VWAP Purchase, as applicable, and ending on the earlier of (1) close of trading, (2) the time at which the trading volume of the Company’s shares on Nasdaq has reached the number of shares to be sold in the Additional VWAP Purchase divided by 30%, and (3) the time at which the sale price of the Company’s shares on Nasdaq is 75% of the closing sale price on the date on which the Company directs Keystone to make an Additional VWAP Purchase (such period, the “Additional VWAP Purchase Period”), and (ii) the lowest sale price on such day, provided, that Keystone’s committed obligation under any single Additional VWAP Purchase shall not exceed the lesser of (a) 300% of the number of shares sold in the Fixed Purchase that corresponded to the VWAP Purchase corresponding to the Additional VWAP Purchase and (b) 30% of the trading volume of the Additional VWAP Purchase Period.

Keystone’s aggregate committed obligation under a VWAP Purchase and all Additional VWAP Purchases for a particular VWAP Purchase Date shall not exceed $1,000 thousand in the aggregate.

The ELOC Purchase Agreement provides that the Company may not issue or sell any shares under the ELOC Purchase Agreement if the issuance or sale of such shares would result in Keystone and its affiliates beneficially owning more than 4.99% of the Company’s outstanding share capital at any time.

11.	Agile Capital Loan

On April 29, 2025, the Company entered into a Business Loan and Security Agreement with Agile Capital Funding, LLC, as collateral agent, Agile Lending, LLC, as lead lender, and other lenders (the “Agile Loan”). The Agile Loan provided for a $2,000 thousand term loan, including a $200 thousand administrative agent fee, resulting in net proceeds to the Company of $1,800 thousand. The total repayment obligation under the Agile Loan, inclusive of interest and fees, was $2,980 thousand. The Agile Loan matured 30 weeks following the effective date, with weekly repayment installments scheduled throughout the term which has not yet been fully satisfied. Interest accrued from the effective date until paid in full, with a default rate of 5% above the applicable rate upon an event of default.

The Company agreed to secure the Agile Loan by a continuing security interest in substantially all of the Company’s property, rights and assets, including accounts, equipment, inventory, intellectual property and the shares held by the Company in HUB Cyber Security, Inc. and BlackSwan Technologies, Inc. The Agile Loan contains customary affirmative and negative covenants, including limitations on the disposition of business or property and changes in key management. Events of default include payment defaults, breaches of covenants, material adverse changes, insolvency, and judgments in excess of $50 thousand.

In October 2025, the Company applied $1,500 thousand of the proceeds of the closing under the August 2025 SPA (see below) to repay a portion of the Agile Loan. The cancellation of an additional $750 thousand of indebtedness owed under the Agile Loan was treated as part of the consideration for Amended Notes issued at the second additional closing under the August 2025 SPA on October 15, 2025. In November 2025, the remaining balance of the Agile Loan in the amount of $575 thousand was sold by Agile Lending, LLC to another investor and exchanged pursuant to a separate exchange agreement with the Company for an Amended Note in the principal amount of $767 thousand. As of December 31, 2025, the Agile Loan has been fully repaid.

12.	June 2025 SPA

On June 30, 2025, the Company entered into a securities purchase agreement (the “June 2025 SPA”) providing for the issuance of subordinated convertible notes (the “June 2025 Notes”) to certain accredited investors, including Keystone, in the aggregate original principal amount of $6,719 thousand. At the closing, the Company received an aggregate purchase price of $3,625 thousand in cash and the exchange of the notes that the Company issued previously to investors in March and April 2025 in the aggregate principal amount of $2,187 thousand. The June 2025 Notes issued in consideration for cash were issued with a 20% original issue discount, and the June 2025 Notes issued in consideration for our outstanding notes were issued on a dollar-for-dollar basis. Out of the June 2025 Notes $6,000 thousand were subsequently exchanged for new notes issued under the August 2025 SPA. As of December 31, 2025, a total amount of $3,625 thousand was received in cash.

13.	July 2025 Warrants

In July 2025, the Company agreed to re-issue warrants to purchase an aggregate of 166 ordinary shares to investors who participated in our financing in April 2022 of ordinary shares and warrants. In light of subsequent market price changes and the Company’s multiple reverse share splits between February 2023 and March 2025, the warrants were re-issued in July 2025 with adjusted pricing and quantity terms to compensate investors for all cumulative effects. As of August 31, 2025, such warrants to purchase an aggregate of 154 ordinary shares have been issued. The warrants are exercisable for cash at a price of $120,000 per share and expire on January 14, 2027.

Most of the warrants are subject to early expiration if they are not exercised within 14 days after the market price of the ordinary shares equals or exceeds $120,000 per share for ten trading days in a period of 20 consecutive trading days.

14.	August 2025 SPA

On August 27, 2025, the Company entered into a securities purchase agreement (the “August 2025 SPA”) providing for the issuance of subordinated convertible notes (the “August 2025 Notes”) to certain accredited investors, including Keystone, in the aggregate original principal amount of up to $20,000 thousand to be issued in multiple closings. Closings under the August 2025 SPA can be held over a period of one year at the election of Keystone.

The notes issued in June 2025 (see Note 17(12)) resulted in aggregate cash proceeds of $3,625,000 and in the exchange of notes issued by the Company in March and April 2025 in the aggregate principal amount of $2,187,500.

At the initial closing of the August 2025 SPA, the Company issued August 2025 Notes in the aggregate original principal amount of $7,850,000 for an aggregate purchase price of $7,000,000 in cash and in the exchange of the notes that the Company issued previously to investors in June 2025. In addition, the Company issued warrants to purchase 90 ordinary shares.

In the first additional closing under the August 2025 SPA, held on September 4, 2025, the Company issued and sold Amended Notes in the aggregate principal amount of $2,968,750 and warrants to purchase an aggregate of 34 ordinary shares, in consideration for cash payments in the aggregate amount of $2,375,000, under the same terms as the initial closing.

The August 2025 Notes mature on August 27, 2027 and bear interest at 4% per annum, payable quarterly in ordinary shares under certain equity conditions (including the effectiveness of a resale registration statement) or, at the Company’s option, in cash. Late payments accrue interest at an additional premium of 8% per year. No scheduled amortization payments are required.

The August 2025 Notes are subordinated to existing senior indebtedness not to exceed $25 million in aggregate. They contain various restrictive covenants, including limitations on dividends, incurrence of indebtedness, certain subsequent equity placements, asset sales and certain variable rate transactions.

The August 2025 Notes are convertible into ordinary shares at the option of the holders at an initial conversion price of $43,200 per share, subject to anti-dilution adjustments for certain dilutive issuances. Holders may elect an alternate conversion price at the lower of the fixed conversion price or 95% of lowest VWAP during the five days up to and including the date of conversion, subject to a $15,000 floor price. If such conversion price is lower than the floor price, the Company would be required to pay the balance in cash.

The August 2025 Notes contain several mandatory and optional redemption provisions. Holders also have optional redemption rights in respect of financings pursuant to equity lines of credit and at-the-market offerings, allowing them to require redemption of up to their pro-rata portion of 30% of net proceeds from eligible transactions at a 110% of the redemption amount. Holders also have the right to exchange their August 2025 Notes for the securities issued in a subsequent placement, at a 10% discount. The Company has the right to redeem all a portion of the August 2025 Notes, from time to time, at 120% of the conversion amount.

On October 15, 2025, the Company and certain accredited investors, including Keystone, entered into Amendment No. 1 to the August 2025 SPA increasing the aggregate principal amount of notes issuable thereunder to $35,000,000, adding additional investors and amending the form of note as described below (the “Amended Note”).

In the second additional closing under the August 2025 SPA, held on October 16, 2025, the Company issued and sold Amended Notes in the aggregate principal amount of $20,525,625 and warrants to purchase an aggregate of 237 ordinary shares, in consideration for (i) cash payments in the aggregate amount of $7,250,000 with the principal amount of $10,019,374, (ii) the partial exchange of August 2025 Notes in the aggregate principal amount of $9,568,751 (at a 10% discount) and (iii) the exchange of $750,000 owed under the Company’s Business Loan and Security Agreement (the “Agile Loan”) with Agile Capital Funding, LLC (as Collateral Agent) and Agile Lending, LLC (as Lead Lender), dated April 29, 2025, with a new principal amount of $937,500.

On December 31, 2025, the Company held an additional closing under the August 2025 SPA in the aggregate principal amount of $1,250 thousand, for an aggregate purchase price of $1,000 thousand and warrants to purchase an aggregate of 14 ordinary shares. On December 31, 2025, the Company and certain accredited investors, including Keystone, entered into Amendment No. 2 to the August 2025 SPA, increasing the aggregate principal amount of notes issuable thereunder to $47,250,000.

As of December 31, 2025, a total amount of $11,625 thousand was received in cash and $1,500 thousand were converted into 100 ordinary shares.

The Amended Notes have a term of two years from the date of issuance thereof. They do not bear interest, except during the pendency of an event of default, in which case the rate will be 9% per year. Late payments accrue interest at an additional premium of 8% per year. Commencing approximately 30 days after the effectiveness of the Company’s Form F-1 for an equity line of credit, the Company will be required to repay a pro rata portion of the principal and interest accrued thereon on the first trading day of each calendar month, in cash or shares (subject to equity conditions) at its election.

The Amended Notes are subordinated to existing senior indebtedness not to exceed $25 million in aggregate. They contain various restrictive covenants, including limitations on dividends, incurrence of indebtedness, certain subsequent equity placements, asset sales and certain variable rate transactions.

The Amended Notes are convertible into ordinary shares at the option of the holders at an initial conversion price of $43,200 per share, subject to anti-dilution adjustments for certain dilutive issuances. Holders may elect an alternate conversion price at the lower of the fixed conversion price or 90% of lowest VWAP during the 20 days up to and including the date of conversion, subject to a $15,000 floor price (or 20% of the Nasdaq minimum price if there’s an event of default). If such conversion price is lower than the floor price, the Company would be required to pay the balance in cash.

The Amended Notes contain several mandatory and optional redemption provisions. Holders also have optional redemption rights in respect of financings pursuant to equity lines of credit and at-the-market offerings, allowing them to require redemption of up to their pro-rata portion of 30% of net proceeds from eligible transactions at a 110% of the redemption amount. Holders also have the right to exchange their Amended Notes for the securities issued in a subsequent placement, at a 10% discount. The Company has the right to redeem all a portion of the Amended Notes, from time to time, at 120% of the conversion amount.

In change of control transactions (with control defined based on a 50% threshold), holders may require redemption at 115% of the conversion amount. Holders also have participation rights in future financings, with the right to purchase their pro-rata portion of 30% of any subsequent placement exceeding $5,000,000 in the aggregate.

Upon events of default (including registration statement failures, trading suspensions, conversion failures, or material breaches), holders may require redemption at 120% of the conversion amount. Upon any bankruptcy event of default, the Company must immediately pay all outstanding amounts multiplied by a 120% redemption premium without requiring notice or demand from holders.

The August 2025 Warrants have an initial exercise price of $54,000 per share, subject to decrease on days 30, 60 and 90 following the issuance date to 20% below the prevailing market price at that time and to anti-dilution adjustments for certain dilutive issuances. The August 2025 Warrants have a term of three years. Cashless exercise is permitted after six months if a resale registration statement is not effective. In connection with a “fundamental transaction,” the holder has the right to exchange its warrant for a similar warrant in the successor entity or cash pursuant to a Black-Scholes formula. Upon an event of default, the holder has the right to redeem its warrant for cash based on a Black-Scholes formula.

The August 2025 Notes, the Amended Notes and the August 2025 Warrants are subject to a beneficial ownership limitation of 4.99% (subject to increase to 9.99% with 61-day notice and shareholder approval) to prevent any holder from exceeding this threshold. We are required to reserve 200% of the shares issuable upon conversion of all August 2025 Notes, Amended Notes and August 2025 Warrants at the applicable conversion price or exercise price.

Concurrently with the entry into the August 2025 SPA, we entered into a registration rights agreement, whereby we undertook to file with the SEC a Form F-1 registration statement within 45 days from the initial closing in order to register for resale the shares issuable upon the conversion and/or exercise of the August 2025 Notes and August 2025 Warrants and the Placement Agent Warrant (as defined below) and to use our reasonable best efforts to cause the registration statement to be effective within 90 days from the initial closing (or 120 days in the event of a full SEC review). The same rights apply with respect to the shares issuable upon conversion of the Amended Notes. The registration rights agreement provides for liquidated damages for certain defaults equal to 1% of the original principal amount of the August 2025 Notes for each 30-day period until the default is cured, up to an aggregate of 10% thereof. The registration rights agreement contains other customary terms and conditions, including indemnification obligations.

The debt restructuring of the June 2025 loan was treated as extinguishment as of the August 2025 transition date, resulting in finance expenses of $14,020,338.

Rodman & Renshaw LLC acted as sole placement agent for the offering. The fees of the placement agent consisted of a total of $300,000 in cash and the issuance of a warrant to purchase an aggregate of 1 ordinary share on the same terms and conditions as the warrants issued to investors in the offering, except for the potential adjustment of the exercise price on days 30, 60 and 90.

15.	Warrant Term Extension

The Company has outstanding warrants to purchase 1 ordinary share exercisable at NIS 167,427,000 (approximately $55,809,000 per share), which were issued in connection with a private financing in February 2022 (the “2022 Warrants”). The 2022 Warrants currently trade on the Nasdaq Capital Market under the symbol “HUBCZ.” The 2022 Warrants were scheduled to expire on August 22, 2025. To allow additional time for the 2022 Warrants to be exercised and to potentially generate future cash proceeds to the Company, on August 11, 2025, the Company extended the expiration date of the 2022 Warrants to August 22, 2027.

16.	Settlements with 2023 PIPE Investors

On January 16, 2023, we entered into a loan agreement with A-Labs Finance and Advisory Ltd. (“A-Labs”), pursuant to which A-Labs agreed to issue us a $1,000,000 principal amount note for gross proceeds of $900,000 (the “A-Labs Loan”). The principal amount A-Labs Loan is due to be repaid in one repayment on January 16, 2026 (the Maturity Date”) (36 months from the execution of the A-Labs Loan). The A-Labs Loan bears interest at 12% per annum and interest became payable quarterly commencing on April 1, 2023 until the Maturity Date. Overdue payments will accrue interest in arrears at the rate of 18% per annum from the relevant payment date until such payment is made. In addition, we paid A-Labs the sum of $4.2 million between July 2021 and March 2023 as consulting fees under a financial advisory services agreement entered into July 2021 (the “A-Labs Agreement”) and we issued to A-Labs warrants to purchase 27 of our ordinary shares. Additionally, in March 2023, a total of $2.2 million that was owed to A-Labs pursuant to the A-Labs Agreement was converted into our ordinary shares at a conversion price of $1,500,000 per ordinary share. This conversion of amounts we owed to A-Labs under the A-Labs Agreement, was effected to partially satisfy the commitment that A-Labs made to us to purchase $20 million of our ordinary shares in the private placement in connection with the closing of our business combination with Mount Rainier Acquisition Corp., a Delaware special purpose acquisition company, in 2023 (the “PIPE Financing”). In December 2022, we amended the A-Labs Agreement to provide that for each financing transaction closed, in addition to paying a commission to A-Labs in cash, we would be required to issue warrants to purchase ordinary shares in an amount equal to the cash consideration that would otherwise be payable under the financial advisory services agreement divided by 4.81, which warrants shall be exercisable for 4 years and at an exercise price of NIS 72,150 (regardless of the price per share paid by investors in the relevant financing transaction). Additionally, we committed to provide compensation under the A-Labs Agreement for all investors with whom we would enter into a financing transaction prior to our shares being listed for trading on the Nasdaq regardless of whether such investors were introduced to the Company by A-Labs. In each of September 2022 and January 2023, we paid to A-Labs an additional commission of $50,000 in exchange for extra services provided by A-Labs over the course of certain fund raising efforts and loan issuances. Additionally, as part of the Shayna Loans, we paid to A-Labs commissions totaling $140,000 for services provided as part of the fund raising efforts. The term of the A-Labs Agreement was for 12 months following the execution in July 2021, provided that the A-Labs Agreement will automatically renew for additional 12 month terms unless either party provides written notice to the other party of its intention not to renew at least 30 days prior to the end of such initial 12 month term or any renewed terms. Additionally, the A-Labs Agreement may be terminated by either party upon a minimum of 30 days prior written notice. In August 2023, we received from A-Labs a waiver of the retainer fees for the services. Nevertheless, as of the date of this Annual Report, there remain unpaid fees of $3,298,000 under the A-Labs Agreement.

On November 6, 2025, the Company entered into a settlement agreement with each of A-Labs, MOFO Holdings LLC and Viserion Ltd. (the “PIPE Investors”), which had entered into subscription agreements with the Company to invest an aggregate of $50 million in the PIPE Financing. After all the other closing conditions for the business combination were met, we decided to proceed with the closing despite not having received the funds payable under the Subscription Agreements from the PIPE Investors. The signing of the settlement agreements followed a mediation process, which was approved by the Company’s Audit Committee and Board of Directors, and by the Company’s shareholders on December 16, 2025. According to the settlement agreement, taking into account the parties’ respective claims and the various agreements between them, no funds or other form of consideration shall be paid or transferred from the PIPE Investors to the Company, and the Company shall not pay any funds or any other form of consideration to any of the PIPE Investors, all in exchange for full and absolute waivers by the parties toward each other (including shareholders, officers, directors parent and subsidiaries thereof, and anyone acting on behalf of any of them).

Additionally, according to the settlement, the Company will repay to A-Labs the amount outstanding in connection with a secured loan extended by A-Labs to the Company on January 17, 2023 in the amount of $900,000, which with original issuance discount and accrued interest amounts to $1,800,000. The repayment will be in the form of ordinary shares of the Company based on the lowest closing price of the ordinary shares on Nasdaq during the five trading days preceding the date of the shareholders’ approval, which was on December 16, 2025. The shares will be subject to the following lock-up periods: 40% of the shares will be restricted for a period of 40 days, 30% will be restricted for a period of 70 days, 25% will be restricted for a period of 100 days and 5% will be restricted for a period of 130 days. The 5% tranche will be subject to a one-time upward or downward adjustment to the extent that the sum of (i) the proceeds from the sale of shares by A-Labs and (ii) the current market value of the shares held by A-Labs are less than or greater than $1,800,000, respectively. A-Labs must make reasonable commercial efforts to maximize the consideration it receives for the sale of shares. The sale of shares by A-Labs on Nasdaq on any trading day may not exceed 5% of the current day’s trading volume of the ordinary shares thereon.

In April 2026, the Company received a letter addressed to our directors from counsel to A-Labs, demanding that we pay the $1,800,000 plus interest. In May 2026, the Company’s counsel responded by rejecting all allegations raised by A-Labs in their letter.

In addition, on April 16, 2026, an application was filed against the Company to hold it liable for a judgment awarded against A-Labs in favor of Teshua Ltd., based on the alleged amount of $1,800,000. The Company explained that it was unable to realize the shares due to an attachment imposed on A-Labs and/or its representatives, and that, in any event, at present the matter does not concern the amount alleged by A-Labs, but rather shares whose value is substantially lower. A hearing on this matter is scheduled for July 21, 2026.

Separately, on February 27, 2026, DC Rainier SPV LLC, the former sponsor of Mount Rainier Acquisition Corp., filed a complaint against the Company and A-Labs in the Supreme Court of the State of New York alleging, among other things, that the Company and A-Labs misrepresented the existence of approximately $50 million of PIPE financing commitments in connection with the Mount Rainier business combination, and on April 28, 2026, the plaintiff filed a motion for entry of a default judgment against the Company seeking not less than $5,080,027, plus interest, fees and costs. For more information, see Note 28.

17.	Consulting agreements:

In October 2025, the Company reached a settlement with Mr. Moshe Bergman, who assisted the Company with obtaining the investment from the March-November 2024 Investor, with respect to a requested service fee of $550,000. Pursuant to the settlement, the Company agreed to pay $100,000 in cash and issue 16 ordinary shares.

On July 10, 2025, the Company entered into a share purchase agreement with the BlackSwan investor referenced in Note 4(6), for the purchase of 16 shares for a total consideration of $750,000, at a price of $45,000 per share.

On August 6, 2025, the Company entered into an additional share purchase agreement with the BlackSwan investor referenced in Note 4(6), for the purchase of 16 shares for a total consideration of $750,000 at a price of $45,000 per share.

In November 2025, the Company entered into a consulting agreement with Pey Capital PTE Ltd. pursuant to which Pey undertook to provide the Company with consulting and management services related to the Company’s development, production, potential future launch and promotion of one or more utility tokens, as well as advice related to the fintech market, blockchain currency and related matters. The agreement has a term of three years, and the consulting fee consists of 66 ordinary shares, subject to reverse vesting in 36 equal monthly tranches.

c.	Warrants Liabilities

In February 2023, at the effective time of the Reverse Recapitalization (the “Effective Time”), each unit of RNER (a “RNER Unit”) issued and outstanding immediately prior to the Effective Time automatically detached and the holder of each such RNER Unit became deemed to hold one share of RNER common stock (each a “RNER Share”) and one warrant of RNER entitling the holder to purchase three-fourths of one RNER Share per warrant at a price of $1,725,000 per whole share (exercisable only for whole shares) (each, a “RNER Warrant”).

In addition, each RNER Share issued and outstanding immediately prior to the Effective Time automatically converted into the right to receive 0.0899 (pre-reverse split of 1:15, 1;50, 1:20) ordinary shares, and each RNER Warrant issued and outstanding immediately prior to the Effective Time converted into the right to receive 0.0899 (pre-reverse split of 1:15, 1;50, 1:20) warrants of the Company (a “New Warrant”) subject to downward adjustment to the next whole number in case of fractions of warrants.

A total of 10 New Warrants to purchase 160,438 (pre-reverse split of 1:15, 1;50, 1:20) ordinary shares of the Company were issued to holders of the RNER warrants, of which 5,359 (pre-reverse split of 1:15, 1;50, 1:20) warrants are private warrants and the remaining 155,078 warrants are public warrants. As a result of the conversion into the New Warrants, as well as the reverse share splits at a ratio of 1:10 that were effected in each of December 2023 and in March 2025, the exercise price increased to $1,280 per each share (pre-reverse split of 1:15, 1;50, 1:20).

The warrants were classified as financial liability and measured at fair value as of the issuance date. After the initial recognition, at each period end date, the warrants measured at fair value and all changes in fair value are recognized through profit or loss.

Through December 31, 2025, no warrants were exercised into ordinary shares of the Company.

d.	Fair Value measurements

The carrying amounts of cash and cash equivalents, restricted cash, restricted bank deposit, trade receivables, other account receivables, inventories, other short term loans, trade payables, other payables and other long term loans approximate their fair values due to the short-term maturities of such instruments.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024
	Level 1	Level 3

Public warrants	583	-
Private warrants	-	13,301
Conversion component of convertible loans	-	5,141
Total	583	18,442

	December 31, 2025
	Level 1	Level 3

Public warrants	29	-
Private warrants	-	2,655
Conversion component of convertible loans	-	282
Convertible loans measured whole at fair value		57,756
Total	29	60,693

The Company classifies its public warrants as Level 1 based on quoted market price in active markets.

The Company measures the fair value of private warrants by the Black-Scholes model, which are classified as Level 3.

As of December 31, 2025, and December 31, 2024, the Company did not have any instrument measures at fair value, which was classified as Level 2.

The Company measures the fair value of Conversion component of convertible loans and warrants by using Black-Scholes and Monte Carlo simulation models. All of those components are classified, as Level 3, due to the use of unobservable inputs.

The key inputs into the Black-Scholes models for the private warrants were as follows:

2024 Accredited Investors – Black and Scholes on warrants

December 31, 2025
Risk- free interest rate	3.48%
Expected term (years)	0.62-0.63
Expected volatility	135.88-136.37%
Exercise price	75,000-172,500
Underlying share price	5,820

The key inputs into the Black-Scholes or Monte Carlo simulation models for the Conversion component of convertible loans were as follows:

Shayna Loan Agreements - Black Scholes on warrants

December 31, 2025
Risk- free interest rate	3.67%
Expected term (years)	0.25
Expected volatility	135.70%
Exercise price	135,000
Underlying share price	5,820

Lind Agreement - Black Scholes on warrants

December 31, 2025
Risk- free interest rate	3.52%
Expected term (years)	2.65
Expected volatility	154.39%
Exercise price	75,000
Underlying share price	5,820

2024 Accreditor Investors Loan - Conversion component

December 31, 2025
Risk- free interest rate	3.750%
Expected term (years)	0.13
Expected volatility	145.74%
Underlying share price	5,820

March-November 2024 Notes - Black Scholes on warrants

December 31, 2025
Risk- free interest rate	3.65%
Expected term (years)	4.13
Expected volatility	154.81%
Exercise price	75,000
Underlying share price	5,820

Claymore Convertible Loan - Black Scholes on warrants

December 31, 2025
Risk- free interest rate	3.471-3.495%
Expected term (years)	1.06-2.31
Expected volatility	144.30-157.00%
Exercise price	21,430-75,000
Underlying share price	5,820

Claymore Convertible Loan - Black Scholes - Conversion component

December 31, 2025
Risk- free interest rate	3.50-3.84%
Expected term (years)	0.63-5.00
Expected volatility	136.07-157.88%
Exercise price	15,000-75,000
Underlying share price	5,820

Claymore Convertible Loan - Monte Carlo - Conversion component

December 31, 2025
Risk- free interest rate	3.48%
Expected term (years)	1-1.06
Expected volatility	152-156%
Underlying share price	5,820

JJ Astor Convertible Loan - Black Scholes on warrants

December 31, 2025
Risk- free interest rate	3.64-3.68%
Expected term (years)	4-4.41
Expected volatility	154.81%
Exercise price	37,050-127,490
Underlying share price	5,820

Julestar - Black Scholes on warrants

December 31, 2025
Risk-free interest rate	3.649%-3.671%
Expected term (years)	4.1-4.35
Expected volatility	154.81%
Exercise price	15,000-28,500
Underlying share price	5,820

Canadian warrants - Black Scholes on warrants

December 31, 2025
Risk-free interest rate	3.480%-3.990%
Expected term (years)	1.03-1.5
Expected volatility	149.93%-156.67%
Exercise price	120,000
Underlying share price	5,820-42,000

Monte Carlo Simulations – convertible loan valuations measured whole at fair value:

Claymore December 2024 and January 2025

December 31, 2025
Risk-free interest rate	3.48%
Expected term (years)	1.00-1.06
Expected volatility	151.86%-155.80%
Exercise price	75,000-643,200
Underlying share price	5,820

Seven Knots

August 20, 2025 – December 31, 2025
Risk-free interest rate	3.47%-3.90%
Expected term (years)	1.00-2.00
Expected volatility	146.13%-159.66%
Exercise price	7,500-45,000
Underlying share price	5,820-37,498

Make-Whole

December 31, 2025
Risk-free interest rate	3.47%
Expected term (years)	2.00
Expected volatility	147.45%
Exercise price	15,000-43,200
Underlying share price	5,820

Keystone

August 27, 2025 – December 31, 2025
Risk-free interest rate	3.41%-3.59%
Expected term (years)	1.00-3.00
Expected volatility	143.89%-159.89%
Exercise price	6,900-54,000
Underlying share price	5,820-32,848

ELOC

December 31, 2025
Risk-free interest rate	3.50%
Expected term (years)	0.91
Expected volatility	145.10%
Exercise price	7,400
Underlying share price	5,820

March-November 2024 Notes

December 31, 2025
Risk-free interest rate	3.75%
Expected term (years)	0.13
Expected volatility	145.74%
Exercise price	75,000
Underlying share price	5,820

JJ Astor convertible loan

August 4, 2025 – December 31, 2025
Risk-free interest rate	3.67%-4.05%
Expected term (years)	0.25-0.66
Expected volatility	135.39%-168.21%
Underlying share price	5,820-35,848

Rodman & Renshaw August warrants 31.12.25 - Monte Carlo on warrants

December 31, 2025
Risk-free interest rate	3.52%
Expected term (years)	2.66
Expected volatility	154.32%
Exercise price	6,900-54,000
Underlying share price	5,820

The following table presents the changes in the fair value of liabilities:

	Public Warrants	Private Warrants	Conversion Component	Convertible loan measured whole at fair value	Total

Fair value as of December 31, 2024	$583	$13,301	$5,141	-	$19,025
Issuance of conversion component related to the convertible loans	-	-	$2,909	-	$2,909
Issuance of warrants related to the convertible loans	-	$17,717	-	-	$17,717
Exercise of warrants	-	$(5,561)	-	-	$(5,561)
Classification of warrant liability to equity	-	$(10,529)	-	-	$(10,529)
Conversion of convertible loans into ordinary shares	-	-	$(6,297)	$(14,572)	$(20,869)
Issuance of Convertible loan measured whole at fair value	-	-	-	$44,960	$44,960
Change in fair value	$(556)	$(13,311)	$(1,811)	$24,981	$9,303
Adjustments arising from translating financial statements from functional currency to presentation currency	2	$1,038	$340	$2,387	$3,767
Balance as of December 31, 2025	$29	$2,655	$282	$57,756	$60,722